UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21291

Bertolet Capital Trust

(Exact name of registrant as specified in charter)

1414 Sixth Avenue, Suite 900

New York, NY 10019

(Address of principal executive offices)

 (Zip code)

John E. Deysher

1414 Sixth Ave., Suite 900

New York, NY 10019

(Name and address of agent for service)

Copies to:

Stephanie A. Djinis, Esq

Law Offices of Stephanie A. Djinis

1749 Old Meadow Road, Suite 310

McLean, Virginia 22102

Registrant's telephone number, including area code: (212) 508-4537

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Pinnacle Value Fund

AIM SELECT REAL ESTATE INCOME FUND-F

Ticker Symbol:RRE	Cusip Number: 00888R503
Record Date: 3/29/2004	Meeting Date: 5/10/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION DIRECTORS	FOR	ISSUER	FOR	WITH
2	APPROVE INDEPENDENT AUDITORS	FOR	ISSUER	FOR	WITH

AMERITRANS CAPITAL CORPORATION

Ticker Symbol:AMTC	Cusip Number: 03073H207
Record Date: 1/22/2004	Meeting Date: 3/11/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION DIRECTORS	FOR	ISSUER	FOR	WITH
2	APPROVE INDEPENDENT AUDITORS	FOR	ISSUER	FOR	WITH

CONRAD INDUSTRIES, INC.

Ticker Symbol:CNRD	Cusip Number: 208395102
Record Date: 5/3/2004	Meeting Date: 6/10/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION DIRECTORS	FOR	ISSUER	FOR	WITH

CUTTER & BUCK INC.

Ticker Symbol:CBUK	Cusip Number: 232217109
Record Date: 7/29/2003	Meeting Date: 10/7/2003
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION DIRECTORS	FOR	ISSUER	FOR	WITH
2	INDEPENDENT AUDITORS	FOR	ISSUER	FOR	WITH

F&C CLAYMORE TOTAL RETURN FUND

Ticker Symbol:FLC	Cusip Number: 338479207
Record Date: 1/26/2004	Meeting Date: 4/23/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION DIRECTORS	FOR	ISSUER	FOR	WITH

GOLDEN ENTERPRISES, INC.

Ticker Symbol:GLDC	Cusip Number: 381010107
Record Date: 8/8/2003	Meeting Date: 9/30/2003
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION DIRECTORS	FOR	ISSUER	FOR	WITH

J HANCOCK PATRIOT PREMIUM DIV FUND

Ticker Symbol:PDF	Cusip Number: 41013Q200
Record Date: 1/12/2004	Meeting Date: 3/18/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	APPROVE INDEPENDENT AUDITORS	FOR	ISSUER	FOR	WITH

L.S. STARRETT COMPANY

Ticker Symbol:SCX	Cusip Number: 855668109
Record Date: 7/25/2003	Meeting Date: 9/17/2003
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION DIRECTORS	FOR	ISSUER	FOR	WITH

OPTI, INC.

Ticker Symbol:OPTI	Cusip Number: 683960108
Record Date: 1/26/2004	Meeting Date: 3/25/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION DIRECTORS	FOR	ISSUER	FOR	WITH
2	APPROVE INDEPENDENT AUDITORS	FOR	ISSUER	FOR	WITH

PATRICK INDUSTRIES

Ticker Symbol:PATK	Cusip Number: 703343103
Record Date: 3/16/2004	Meeting Date: 5/14/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION DIRECTORS	FOR	ISSUER	FOR	WITH
2	AMEND 1987 STOCK OPTION PROGRAM	AGAINST	ISSUER	AGAINST	AGAINST

PRICE LEGACY CORPORATION

Ticker Symbol:PLFE	Cusip Number: 74144P205
Record Date: 10/24/2003	Meeting Date: 12/16/2003
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION DIRECTORS	FOR	ISSUER	FOR	WITH

PRICE LEGACY CORPORATION

Ticker Symbol:PLFE	Cusip Number: 74144P205
Record Date: 2/4/2004	Meeting Date: 3/11/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	EXHANGE OFFER, SER A CUMULATIVE REDEEMABLE PFD STOCK	FOR	ISSUER	FOR	WITH
2	EXHANGE OFFER, SER B JNR CONVERT REDEEMABLE PFD STOCK	FOR	ISSUER	FOR	WITH
3	REVERSE COMMON STOCK SPLIT	FOR	ISSUER	FOR	WITH
4	ESTABLISH TERMS- NEW SER 1 PFD STOCK	FOR	ISSUER	FOR	WITH
5	ELIMINATE SER B PFD STOCK FOLLOWING EXCHANGE	FOR	ISSUER	FOR	WITH
6	CHANGE MANNER OF ELECTION DIRECTORS	FOR	ISSUER	FOR	WITH
7	CHANGE AUTHORIZED CAPITAL STOCK	FOR	ISSUER	FOR	WITH
8	APPROVE AMENDMENT, RESTATEMENT OF COMPANY CHARTER	FOR	ISSUER	FOR	WITH

RECONDITIONED SYSTEMS, INC.

Ticker Symbol:RESY	Cusip Number: 756240305
Record Date: 5/3/2004	Meeting Date: 6/9/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION DIRECTORS	SPLIT	ISSUER	FOR	WITH/AGAINST

REFAC

Ticker Symbol:REF	Cusip Number: 758960108
Record Date: 3/26/2004	Meeting Date: 5/7/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION DIRECTORS	FOR	ISSUER	FOR	WITH

REGENCY AFFILIATES, INC.

Ticker Symbol:RAFI	Cusip Number: 758847305
Record Date: 10/22/2003	Meeting Date: 11/18/2003
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION DIRECTORS	FOR	ISSUER	FOR	WITH
2	INDEPENDENT AUDITORS	FOR	ISSUER	FOR	WITH

RG BARRY CORPORATION

Ticker Symbol:RGB	Cusip Number: 068798107
Record Date: 4/1/2004	Meeting Date: 5/27/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION DIRECTORS	FOR	ISSUER	FOR	WITH
2	AMEND ARTICLE IV OF COMPANY'S REGULATIONS	FOR	ISSUER	FOR	WITH

SCPIE HOLDINGS INC.

Ticker Symbol:SKP	Cusip Number: 78402P104
Record Date: 3/22/2004	Meeting Date: 5/20/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION DIRECTORS	FOR	ISSUER	FOR	WITH
2	APPROVE SENIOR EXECUTIVE INCENTIVE BONUS PLAN	FOR	ISSUER	FOR	WITH

SCUDDER RREEF REAL ESTATE FUND- F

Ticker Symbol:SRQ	Cusip Number: 81119Q209
Record Date: 4/12/2004	Meeting Date: 6/4/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION DIRECTORS	FOR	ISSUER	FOR	WITH

SOUTHERN ENERGY HOMES, INC.

Ticker Symbol:SEHI	Cusip Number: 842814105
Record Date: 4/16/2004	Meeting Date: 5/18/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION DIRECTORS	SPLIT	ISSUER	FOR	WITH/AGAINST

WESTERN ASSET PREMIER BOND FUND-M

Ticker Symbol:WEA	Cusip Number: 957664204
Record Date: 3/10/2004	Meeting Date: 5/4/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION DIRECTORS	FOR	ISSUER	FOR	WITH
2	DECLASSIFY BOARD OF TRUSTEES	FOR	ISSUER	FOR	WITH
3	APPROVE AMENDMENT TO DECLARATION OF TRUST	FOR	ISSUER	FOR	WITH

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bertolet Capital Trust

By John E. Deysher

* John E. Deysher

President

Date: August 27, 2004

*Print the name and title of each signing officer under his or her signature.